Distribution of Income Tax Charge by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Income tax charge	$ 46,569	$ 37,993	$ 39,311
Ireland
Segment Reporting Information [Line Items]
Income tax charge	20,345	24,215	21,795
Rest of Europe
Segment Reporting Information [Line Items]
Income tax charge	1,921	5,528	8,007
United States
Segment Reporting Information [Line Items]
Income tax charge	14,772	8,381	3,580
Other
Segment Reporting Information [Line Items]
Income tax charge	$ 9,531	$ (131)	$ 5,929